TelevisaUnivision Transaction, Spun-off Businesses, and Acquisition of Non-controlling Interest in Sky (Details) $ in Thousands, $ in Millions			1 Months Ended		5 Months Ended	12 Months Ended
	Jan. 31, 2022 MXN ($)	Apr. 13, 2021 USD ($)	Jun. 30, 2024	Apr. 30, 2024	May 31, 2024	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 USD ($)
Consolidated subsidiaries information
Equity investment in TelevisaUnivision						$ 44,436,697	$ 43,427,638	$ 50,450,949
Sky
Consolidated subsidiaries information
Percentage of voting equity interests acquired			41.30%
Sky
Consolidated subsidiaries information
Company's ownership interest			100.00%	100.00%	58.70%
Discontinued operations
Consolidated subsidiaries information
Gain (loss) on disposition of discontinued operations, net						$ 56,816	$ 628,116	56,065,530
Discontinued operations in connection with the TelevisaUnivision Transaction
Consolidated subsidiaries information
Value of transaction								93,066,741
Cash consideration received	$ 67,985,597
Gain (loss) on disposition of discontinued operations, net								56,065,530		$ (1,943,647)
Discontinued operations in connection with the TelevisaUnivision Transaction | TelevisaUnivision
Consolidated subsidiaries information
Cash consideration received								61,214,741	$ 2,971.3
Consideration in common and preferred stock								30,912,000	$ 1,500.0
Deferred income								5,729,377			$ 276.2
Discontinued operations in connection with the TelevisaUnivision Transaction | TelevisaUnivision | Grupo Telesistema
Consolidated subsidiaries information
Cash consideration received								61,214,741
Discontinued operations in connection with the TelevisaUnivision Transaction | Tritn Comunicaciones, S.A. de C.V
Consolidated subsidiaries information
Cash consideration received								$ 940,000
Spun-off Businesses
Consolidated subsidiaries information
Percentage of net assets consolidated equity							4.50%
Spun-off Businesses | Other Businesses
Consolidated subsidiaries information
Percentage of total segment revenues							8.30%
Percentage of total segment income							4.70%
Univision
Consolidated subsidiaries information
Company's ownership interest		45.00%
UH II
Consolidated subsidiaries information
Equity investment in TelevisaUnivision		$ 4,500.0
Cash consideration		3,000.0
Common shares | UH II
Consolidated subsidiaries information
Value in common stocks		750.0
Preference shares | UH II
Consolidated subsidiaries information
Value in common stocks		$ 750.0
Preferred stock dividend percentage		5.50%